Annual Total Returns (Bar Chart) (Invesco V.I. International Growth Fund, Series I shares, Invesco V.I. International Growth Fund)	12 Months Ended
May 02, 2011
Invesco V.I. International Growth Fund | Series I shares, Invesco V.I. International Growth Fund
Annual Total Returns
'01	(23.53%)
'02	(15.67%)
'03	29.06%
'04	24.00%
'05	17.93%
'06	28.23%
'07	14.72%
'08	(40.38%)
'09	35.24%
'10	12.86%